UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                        American Federation of Labor and
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

          2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                              Bingham McCutchen LLP
                    2020 K Street, NW, Washington, D.C. 20006
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)




Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1.    Schedule of Investments.

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

FHA Permanent Securities (3.9% of net assets)

                                                               Commitment
                      Interest Rate          Maturity Dates      Amount    Face Amount     Amortized Cost         Value
=======================================================================================================================
Single Family


                              7.75%       Jul-2021-Aug-2021      $            $      33         $      33     $      33
                              8.00%                Jul-2021                          32                32            32
-----------------------------------------------------------------------------------------------------------------------
                                                                              $      65                65            65
-----------------------------------------------------------------------------------------------------------------------

Multifamily 1

                              5.25%                Mar-2024                       4,983             5,005         4,874
                              5.55%                Aug-2042                       8,929             8,933         8,787
                              5.60%                Jun-2038                       2,852             2,856         2,860
                              5.62%                Jun-2014                         665               664           663
                              5.65%                Oct-2038                       2,190             2,258         2,183
                              5.87%                Jun-2044                       1,956             1,957         1,971
                              6.02%                Jun-2035                       6,806             6,803         6,952
                              6.40%                Jul-2046                       4,090             4,092         4,319
                              6.66%                May-2040                       5,716             5,714         5,843
                              6.70%                Dec-2042                       5,980             5,976         6,241
                              6.75%       Feb-2039-Jul-2040                       6,435             6,403         6,769
                              6.88%                Apr-2031                      28,284            27,969        29,314
                              7.00%                Jun-2039                       5,998             6,035         6,123
                              7.05%                Jul-2043                       5,303             5,303         5,646
                              7.13%                Mar-2040                       7,843             7,812         8,443
                              7.20%       Dec-2033-Oct-2039                       9,985             9,978        10,740
                              7.50%                Sep-2032                       1,608             1,611         1,792
                              7.70%                Oct-2039                      12,039            11,971        12,321
                              7.75%                Oct-2038                       1,388             1,380         1,390
                              7.88%                Jul-2038                       5,037             5,037         4,987
                              7.93%                Apr-2042                       2,882             2,882         3,278
                              8.15%                Mar-2037                       1,185             1,297         1,238
                              8.27%                Jun-2042                       2,522             2,522         2,781
                              8.38%                Apr-2008                          73                76            73
                              8.40%                Apr-2012                         307               307           309
                              8.75%                Aug-2036                       3,675             3,671         3,691
-----------------------------------------------------------------------------------------------------------------------
                                                                                138,731           138,512       143,588
-----------------------------------------------------------------------------------------------------------------------

Forward Commitments 1

                              6.65%                Jun-2049          1,120           --                --            61
-----------------------------------------------------------------------------------------------------------------------
                                                                     1,120           --                --            61
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      Total FHA  Permanent Securities                            $   1,120    $ 138,796         $ 138,577     $ 143,714
=======================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

FHA Construction Securities (0.3% of net assets)

                      Interest Rates(2)                           Commitment
                 Permanent       Construction   Maturity Date       Amount      Face Amount  Amortized Cost       Value
=======================================================================================================================
Multifamily 1
                     5.35%          5.35%        Mar-2047     $   8,050    $     8,021      $   8,031        $   7,832
                     5.89%          5.89%        Mar-2038         5,350          2,945          2,960            2,963
-----------------------------------------------------------------------------------------------------------------------
                                                                 13,400         10,966         10,991           10,795
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
            Total FHA Construction Securities                 $  13,400     $   10,966      $  10,991        $  10,795
=======================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)


Ginnie Mae Securities (27.5% of net assets)

                                                           Commitment
             Interest Rate            Maturity Dates         Amount         Face Amount       Amortized Cost     Value
======================================================================================================================
Single Family

                 5.50%              Jan-2033-Aug-2033      $              $      8,987    $        9,081  $      8,881
                 6.00%              Jan-2032-Aug-2037                           29,519            29,475        29,732
                 6.50%              Jul-2028-Dec-2028                              406               406           421
                 7.00%              Nov-2016-Jan-2030                            6,664             6,797         6,957
                 7.50%              Apr-2013-Aug-2030                            6,567             6,701         6,917
                 8.00%              Nov-2009-Nov-2030                            2,671             2,736         2,847
                 8.50%              Nov-2009-Aug-2027                            2,362             2,414         2,573
                 9.00%              May-2016-Jun-2025                              746               764           823
                 9.50%              Sep-2021-Sep-2030                              239               242           270
                10.00%                       Jun-2019                                1                 1             1
                12.00%              May-2015-Jun-2015                               --                --            --
                13.00%                       Jul-2014                                1                 1             1
                13.25%                       Dec-2014                                1                 1             1
                13.50%                       Aug-2014                               --                --            --
----------------------------------------------------------------------------------------------------------------------
                                                                                58,164            58,619        59,424
----------------------------------------------------------------------------------------------------------------------

Multifamily 1

                 2.91%              Jun-2018-Aug-2020                            7,727             7,644         7,507
                 3.53%                       Jan-2032                            1,029               984         1,003
                 3.61%                       May-2018                            7,427             7,304         7,318
                 3.62%                       May-2017                           22,101            21,439        21,617
                 3.65%              Sep-2017-Oct-2027                           16,482            16,258        16,021
                 3.96%                       May-2032                            1,000               948           976
                 4.24%                       Feb-2039                            5,000             4,711         4,721
                 4.25%                       Feb-2031                            6,000             5,969         5,902
                 4.26%                       Jul-2029                            3,000             2,992         2,917
                 4.43%              Apr-2034-Jun-2034                          109,471           107,268       102,425
                 4.49%                       Apr-2023                            8,531             8,531         8,389
                 4.59%                       May-2033                           16,300            16,291        16,144
                 4.65%                       Mar-2026                              168               168           167
                 4.66%                       Dec-2030                            8,617             8,682         8,403
                 4.70%                       Dec-2024                           13,310            13,015        13,176
                 4.71%                       May-2025                           33,294            33,274        32,772
                 4.78%                       Apr-2034                           27,405            28,586        27,130
                 4.83%                       May-2046                            5,620             5,620         5,532
                 4.88%                       Mar-2036                           17,000            16,757        16,543
                 4.92%              Feb-2034-May-2034                           65,000            64,664        63,479
                 4.94%                       Jun-2046                            3,980             3,985         3,940
                 5.00%                       Dec-2033                            5,256             5,309         5,201
                 5.05%                       Nov-2028                           32,000            32,088        31,963
                 5.08%                       Jan-2030                           23,218            22,767        23,206
                 5.12%                       Feb-2037                           10,000            10,176         9,709
                 5.13%                       Jul-2024                           11,235            11,203        11,245
                 5.15%                       Jun-2023                           35,042            35,650        34,576
                 5.18%                       May-2042                            2,243             2,269         2,230


                 5.19%                       May-2045                            8,865             8,628         8,590
                 5.20%                       Apr-2047                           26,159            26,421        25,968
                 5.21%                       Jan-2045                            5,701             5,702         5,617
                 5.25%              Feb-2031-Aug-2032                           55,801            55,636        55,422
                 5.30%                       Apr-2039                           55,000            54,114        54,477
                 5.32%                       Aug-2030                           35,000            34,846        35,064
                 5.34%                       Jul-2040                           18,000            17,647        17,139
                 5.38%                       Apr-2025                              492               508           501
                 5.45%                       May-2042                            2,325             2,408         2,355
                 5.50%              Sep-2023-Jul-2033                           37,814            39,514        38,140
                 5.55%              May-2026-Jun-2047                           34,467            34,710        34,795
                 5.58%              May-2031-Oct-2031                           94,583            94,940        94,518
                 5.68%                       Jul-2027                           15,152            15,131        15,349
                 5.70%                       Mar-2037                            2,477             2,489         2,489
                 5.75%              Dec-2026-Jul-2037                            7,335             7,388         7,589
                 5.88%                       Mar-2024                            1,847             1,848         1,848
                 6.00%                       Jan-2046                            3,653             3,655         3,863
                 6.26%                       Apr-2027                           10,000            10,728        10,276
                 6.38%                       Mar-2026                           10,000            10,277        10,301
                 6.41%                       Aug-2023                            3,464             3,464         3,513
                 7.00%                       Jun-2043                           28,442            28,442        30,109
----------------------------------------------------------------------------------------------------------------------
                                                                   --          954,033           953,048       942,135
----------------------------------------------------------------------------------------------------------------------

Forward Commitments 1

                 5.85%                       Dec-2037           3,250               --                --           126
                 6.05%                       Jun-2043           6,088            6,088             6,088         6,362
----------------------------------------------------------------------------------------------------------------------
                                                                9,338            6,088             6,088         6,488
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
  Total Ginnie Mae Securities                              $    9,338     $  1,018,285    $    1,017,755  $  1,008,047
======================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

Ginnie Mae Construction Securities (3.4% of net assets)

              Interest Rates 2                                        Commitment
        Permanent       Construction              Maturity Date         Amount         Face Amount     Amortized Cost       Value
=================================================================================================================================
Multifamily 1

          4.63%             4.63%                  Sep-2037 3         $   1,500         $   1,500        $    1,456     $   1,439
          4.70%             4.70%                  Jan-2047 3             6,035             6,035             6,047         5,824
          4.74%             4.74%                  Feb-2045 3             6,418             5,887             5,692         5,725
          4.83%             4.83%                  Jul-2047               7,850             7,850             7,752         7,536
          4.90%             4.90%                  Mar-2044 3             1,000             1,000               990           976
          5.21%             5.21%                  Jan-2047 3            16,188            15,264            15,133        15,322
          5.34%             5.34%                  Mar-2046              11,340            10,178            10,195        10,244
          5.46%             5.46%                  Feb-2047               3,165             3,082             3,104         3,125
          5.85%             5.85%                  Nov-2045               2,091             2,071             2,074         2,129
          6.22%             5.75%                  Aug-2035              14,599            12,566            12,576        13,208
          6.25%             6.25%                  Feb-2034               4,890             2,592             2,871         2,920
          7.75%             7.25%                  Aug-2035              51,779            51,779            51,533        55,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                       126,855            119,804           119,423       124,371
---------------------------------------------------------------------------------------------------------------------------------

Forward Commitments 1

          5.40%             5.40%                  Dec-2048               9,514                --              (119)          (49)
---------------------------------------------------------------------------------------------------------------------------------
                                                                          9,514                --              (119)          (49)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Ginnie Mae Construction Securities                              $ 136,369         $ 119,804         $ 119,304     $ 124,322
=================================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

Fannie Mae Securities (36.6% of net assets)

                                                           Commitment
             Interest Rate            Maturity Dates         Amount          Face Amount    Amortized Cost        Value
=======================================================================================================================
Single Family

                     3.97%                  Aug-2033       $                 $     1,293       $     1,289   $     1,278
                     4.00%                  Jul-2033                              10,451            10,517        10,446
                     4.05%                  Jul-2033                               4,336             4,300         4,298
                     4.27%                  May-2033                               3,752             3,777         3,751
                     4.28%                  Aug-2033                               4,528             4,518         4,530
                     4.30%                  Aug-2033                              13,300            13,262        13,321
                     4.50%         Jun-2018-Feb-2019                              13,390            13,559        12,966
                     4.55%                  Nov-2033                              12,558            12,569        12,432
                     4.59%                  Aug-2034                                 820               825           817
                     4.81%                  Sep-2035                               4,616             4,594         4,616
                     5.00%         Jul-2018-Nov-2037                              98,125            97,066        94,628
                     5.50%         Jul-2017-Aug-2036                             178,875           180,068       176,043
                     6.00%         Apr-2016-Sep-2037                             210,264           212,117       210,903
                     6.50%         Nov-2016-Jun-2036                              49,736            50,348        50,706
                     7.00%         Nov-2013-May-2032                               6,630             6,696         6,892
                     7.50%         Nov-2016-Sep-2031                               2,372             2,352         2,508
                     8.00%         Jun-2012-May-2031                               1,380             1,397         1,440
                     8.50%         Nov-2009-Apr-2031                               1,049             1,065         1,119
                     9.00%         Jul-2009-May-2025                                 281               284           303
------------------------------------------------------------------------------------------------------------------------
                                                                                 617,756           620,603       612,997
------------------------------------------------------------------------------------------------------------------------

Multifamily 1

                     4.10%                  Jun-2027                               9,498             9,299         9,299
                     4.22%                  Jul-2018                               4,727             4,427         4,460
                     4.48%                  Oct-2031                              12,395            12,397        12,248
                     4.66%         Jul-2021-Sep-2033                               8,557             8,673         8,037
                     4.67%                  Aug-2033                               9,600             9,581         9,297
                     4.99%         Mar-2021-Aug-2021                              42,341            42,325        40,029
                     5.08%                  Jan-2018                               5,678             5,553         5,593
                     5.15%                  Oct-2022                               4,596             4,630         4,495
                     5.29%         Sep-2017-May-2022                               9,093             9,085         8,926
                     5.34%                  Apr-2016                               6,654             6,635         6,674
                     5.35%         Apr-2012-Jun-2018                               4,266             4,284         4,288
                     5.36%                  Feb-2016                               5,000             5,017         4,999
                     5.43%                  Nov-2013                               1,395             1,393         1,396
                     5.44%                  Mar-2016                               3,927             3,990         3,964
                     5.45%                  May-2033                               3,233             3,274         3,174
                     5.46%                  Feb-2017                              51,260            52,225        51,624
                     5.52%                  May-2016                              22,823            22,460        23,144
                     5.53%                  Apr-2017                              67,688            67,691        68,484
                     5.59%                  May-2017                               7,488             7,510         7,611
                     5.60%         Feb-2018-Jan-2024                              12,782            12,779        12,752
                     5.62%                  Jun-2011                              28,946            28,676        29,025
                     5.70%         Mar-2009-Jun-2016                               6,984             7,198         7,070
                     5.80%                  May-2018 4         75,000             70,722            70,351        71,185


                     5.86%                  Dec-2016                                 393               397           404
                     5.91%                  Mar-2037                               2,187             2,261         2,210
                     5.92%                  Dec-2016                                 389               393           399
                     5.96%                  Jan-2029                                 483               492           491
                     6.03%         Jun-2017-Jun-2036                               5,858             6,081         6,021
                     6.06%                  Jul-2034                              10,595            11,038        10,856
                     6.10%                  Apr-2011                               2,762             2,809         2,848
                     6.11%                  Aug-2017                               7,125             7,241         7,491
                     6.13%                  Dec-2016                               3,697             3,942         3,869
                     6.14%                  Sep-2033                                 322               346           334
                     6.15%                  Oct-2032                               3,703             3,801         3,831
                     6.16%                  Aug-2013                              12,069            12,787        12,186
                     6.19%                  Jul-2013                               5,000             5,312         5,212
                     6.22%                  Aug-2032                               1,890             1,954         1,965
                     6.23%                  Sep-2034                               1,544             1,640         1,603
                     6.27%                  Jan-2012                               2,115             2,131         2,207
                     6.28%                  Nov-2028                               3,422             3,695         3,561
                     6.35%         Jun-2020-Aug-2032                              23,422            24,339        24,206
                     6.38%                  Jul-2021                               5,928             6,127         6,303
                     6.39%                  Apr-2019                               1,028             1,098         1,086
                     6.41%                  Aug-2013                               1,929             2,031         1,949
                     6.42%                  Apr-2011                               1,388             1,439         1,398
                     6.44%         Apr-2014-Dec-2018                              46,876            47,344        50,173
                     6.50%                  Jun-2016                               2,659             2,655         2,802
                     6.52%                  May-2029                               5,933             6,590         6,313
                     6.53%                  May-2030                               1,537             1,539         1,538
                     6.63%         Jun-2014-Apr-2019                               4,673             4,694         4,945
                     6.65%                  Aug-2011                               1,731             1,836         1,820
                     6.70%                  Jan-2011                               2,472             2,566         2,481
                     6.79%                  Aug-2009                               7,227             7,203         7,400
                     6.80%                  Jul-2016                                 868               868           926
                     6.85%                  Aug-2014                              44,727            44,643        48,592
                     6.88%                  Feb-2028                               4,984             5,534         5,289
                     7.00%                  Jun-2018                               4,022             4,022         4,292
                     7.01%                  Apr-2031                               3,509             3,541         3,796
                     7.07%                  Feb-2031                              17,710            18,066        19,213
                     7.18%                  Aug-2016                                 537               537           582
                     7.20%         Apr-2010-Aug-2029                               9,298             9,056         9,986
                     7.25%                  Jul-2012                               7,614             7,614         7,817
                     7.26%                  Dec-2018                              13,109            14,289        14,299
                     7.50%                  Dec-2014                               1,711             1,711         1,855
                     7.53%                  Feb-2024                               4,467             4,964         4,535
                     7.75%         Dec-2012-Dec-2024                               3,753             3,754         4,093
                     8.00%                  Nov-2019                               2,137             2,129         2,146
                     8.13%         Sep-2012-Aug-2020                               8,493             8,462         8,664
                     8.38%                  Jan-2022                                 935               935           939
                     8.40%                  Jul-2023                                 514               505           577
                     8.50%         Nov-2019-Sep-2026                               5,440             5,786         6,124
                     8.63%                  Sep-2028                               6,753             6,753         7,698
                     9.13%                  Sep-2015                               2,762             2,746         2,778
------------------------------------------------------------------------------------------------------------------------
                                                               75,000            713,353           721,149       729,877
------------------------------------------------------------------------------------------------------------------------

Forward Commitments 1

                     5.55%                  May-2018           31,000                 --                --          (126)
------------------------------------------------------------------------------------------------------------------------
                                                               31,000                 --                --          (126)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                        Total Fannie Mae Securities        $  106,000        $ 1,331,109       $ 1,341,752   $ 1,342,748
========================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)


Freddie Mac Securities (13.7% of net assets)

                 Interest Rate         Maturity Dates       Face Amount    Amortized Cost        Value
======================================================================================================

Single Family

                         4.00%               Oct-2033         $   9,063         $   8,939    $   8,981
                         4.24%               Jun-2033             3,337             3,324        3,334
                         4.37%               Jul-2035             2,203             2,194        2,187
                         4.50%      Aug-2018-Feb-2019            20,402            20,455       19,754
                         5.00%      Jan-2019-Jul-2037            99,486            97,222       96,426
                         5.07%               Apr-2035             2,119             2,119        2,101
                         5.50%      Oct-2017-Aug-2037           162,713           161,135      159,742
                         5.62%      Dec-2035-Feb-2036            49,323            49,303       49,033
                         5.67%               Apr-2036             9,221             9,207        9,163
                         6.00%      Mar-2014-Jul-2037            87,740            89,638       88,177
                         6.50%      Oct-2013-Sep-2036            30,382            31,066       30,953
                         7.00%      Mar-2011-Mar-2030             2,024             1,998        2,094
                         7.50%      Jul-2010-Apr-2031             1,762             1,747        1,829
                         8.00%      May-2008-Feb-2030               657               650          687
                         8.50%      Jun-2010-Jan-2025               541               545          577
                         9.00%      Sep-2010-Mar-2025               207               208          222
------------------------------------------------------------------------------------------------------
                                                                481,180           479,750      475,260
------------------------------------------------------------------------------------------------------

Multifamily 1

                         8.00%               Feb-2009         $   1,929         $   1,920    $   1,936
                         5.42%               Apr-2016            10,000             9,909        9,841
                         5.65%               Apr-2016            14,124            14,167       14,277
------------------------------------------------------------------------------------------------------
                                                                 26,053            25,996       26,054
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
   Total Freddie Mac Securities                               $ 507,233         $ 505,746    $ 501,314
======================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

Commercial Mortgage-Backed Securities (1.9% of Net Assets)

                    Interest Rate      Maturity Dates         Face Amount       Amortized Cost             Value
==================================================================================================================
                         5.10%               Aug-2038         $  20,000         $  19,022               $   19,500
                         5.41%               Dec-2040            17,000            16,692                   16,901
                         5.47%               Jan-2045            10,000            10,054                    9,896
                         5.61%               Feb-2039            25,000            25,172                   25,040
------------------------------------------------------------------------------------------------------------------
Total Commercial Mortgage Backed Securities                   $  72,000         $  70,940               $   71,337
==================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

Government-Sponsored Enterprise Securities (1.2% of net assets)

Issuer              Interest Rate       Maturity Date         Face Amount      Amortized Cost         Value
===============================================================================================================
Fannie Mae                 6.00%             Feb-2020         $  45,000         $  45,191            $   44,691
---------------------------------------------------------------------------------------------------------------
Total Government-Sponsored Enterprise Securities              $  45,000         $  45,191            $   44,691
===============================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

United States Treasury Securities (8.6% of net assets)

Issuer              Interest Rate      Maturity Dates         Face Amount      Amortized Cost          Value
============================================================================================================
                         4.50%          May-2017             $   217,500     $   210,730         $   216,327
                         4.63%          Nov-2016                  30,000          29,650              30,152
                         4.75%          Aug-2017                  70,000          71,170              70,952
------------------------------------------------------------------------------------------------------------
Total United States Treasury Securities                      $   317,500     $   311,550         $   317,431
============================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

State Housing Finance Agency Securities (0.8% of net assets)

               Issuer                           Interest Rate      Maturity Date     Face Amount    Amortized Cost        Value
===============================================================================================================================
Multifamily 1
               MA Housing Finance Agency            4.20%               Jun-2010     $       300         $      303   $     302
               MA Housing Finance Agency            5.25%               Dec-2048           2,500              2,500       2,391
               MA Housing Finance Agency            5.30%               Jun-2049           4,000              4,000       3,807
               MA Housing Finance Agency            5.42%               Jun-2009           2,610              2,610       2,609
               MA Housing Finance Agency            5.92%               Dec-2037           6,710              6,714       7,024
               MA Housing Finance Agency            6.58%               Dec-2039          11,385             11,388      12,520
-------------------------------------------------------------------------------------------------------------------------------
               Total State Housing Finance Agency Securities                         $    27,505         $   27,515   $  28,653
===============================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

Other Mutifamily Investments (1.6% of net assets)

                   Interest Rates(2)                            Commitment
               Permanent    Construction    Maturity Dates         Amount      Face Amount    Amortized Cost          Value
===========================================================================================================================
Multifamily Construction/Permanent Mortgages 1

                  7.63%         N/A               Jan-2011        $       813  $        290   $       290      $        297
                  8.63%         N/A               Apr-2025              1,469         1,248         1,247             1,248
                  9.50%         N/A               Apr-2024                760           665           665               665
                  9.75%         N/A               Nov-2018              1,524         1,115         1,115             1,115
---------------------------------------------------------------------------------------------------------------------------
                                                                        4,566         3,318         3,317             3,325
===========================================================================================================================

Privately Insured Construction/Permanent Mortgages 1,5

                  5.40%          N/A              Apr-2047              9,000         8,968         8,977            9,072
                  5.55%         5.55%             May-2021             12,006        10,707        10,708           11,277
                  5.55%         5.55%             Jan-2047             12,809        12,750        12,751           13,126
                  5.73%          N/A              Aug-2047              5,575         5,572         5,578            5,775
                  5.95%         5.95%             Mar-2044              4,400         4,301         4,314            4,463
                  6.15%         6.15%             Mar-2045              1,600         1,575         1,581            1,671
                  6.20%         6.20%             Mar-2047              5,200         5,185         5,212            5,543
                  6.20%          N/A              Dec-2047              3,325         3,301         3,321            3,564
--------------------------------------------------------------------------------------------------------------------------
                                                                       53,915        52,359        52,442           54,491
--------------------------------------------------------------------------------------------------------------------------

Forward Commitments 1,5

                  6.07%          N/A              May-2048              1,000            --            (3)              57
                  6.60%          N/A              Sep-2049              3,514            --            --              337
--------------------------------------------------------------------------------------------------------------------------
                                                                        4,514            --            (3)             394
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
   Total Other Multifamily Investments                            $    62,995  $     55,677   $    55,756     $     58,210
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
         Total Long-Term Investments                                           $  3,643,875   $ 3,645,077     $  3,651,262
==========================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

Short-term Investments (0.5% of net assets)

Description                         Maturity Date    Interest Rate   Face Amount   Amortized Cost          Value
================================================================================================================
Short-term - Cash Equivalents 6
Repurchase Agreement
Amalgamated Bank 7                 October 3, 2007      5.00%      $     2,000     $     2,000       $     2,000
----------------------------------------------------------------------------------------------------------------
                                                                         2,000           2,000             2,000
----------------------------------------------------------------------------------------------------------------

Commercial Paper 8
UBS AMERICA INC                    October 1, 2007      4.75%           15,000          15,000            15,000
----------------------------------------------------------------------------------------------------------------
                                                                        15,000          15,000            15,000
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                       $    17,000     $    17,000       $    17,000
================================================================================================================

----------------------------------------------------------------------------------------------------------------
Total Investments                                                  $ 3,660,875     $ 3,662,077       $ 3,668,262
================================================================================================================

Schedule of Portfolio Investments

September 30, 2007  (Dollars in thousands;unaudited)

Footnotes

1 Multifamily mortgage-backed securities (MBS) and forward commitments are valued in accordance with the fair value procedures adopted by the Trust's Board of Trustees.

2 Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

3   Tax-exempt bonds collateralized by Ginnie Mae securities.

4 During construction this investment is a 100% participation interest in a construction loan enhanced by a letter of credit issued by PNC Bank, N.A. in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus 150 basis points for the related monthly period up to a maximum rate of 5.80%. At stabilization, the Trust will take delivery of a Fannie Mae MBS with an interest rate of 5.80% and a term of ten years.

5   Loans insured by Ambac Assurance Corporation.

6   Short-term investments with remaining maturities of sixty days or less.

7 This instrument was purchased in July 2007. The Trust will receive $2,024,658 upon maturity. The underlying collateral for the repurchase agreement are Ginnie Mae securities with a market value of $2,019,120.

8   Interest rate is yield calculated based on purchase price of discount note.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2007 (Dollars in thousands)

The accompanying notes are an integral part of this Schedule of Portfolio Investments

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, commercial mortgage-backed securities, Government-Sponsored Enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Trust's Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment

(e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements (Statement 157). Statement 157 establishes a framework for measuring fair value within generally accepted accounting principles, clarifies the definition of fair value within the framework, and expands disclosure about the use of fair value measurements, highlighting that fair value is a market-based measurement. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the Trust's investment valuation.

Federal Income Taxes

The Trust's cost for federal tax purposes approximates book cost. As of September 30, 2007, the amortized cost of investments for federal income tax purposes was $3,662,077. Net realized and unrealized losses aggregated to $8,115 as of September 30, 2007, of which $10,357 related to net realized losses on investments and $2,242 related to unrealized gains on investments.

Item 2.  Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported with the time periods specified in the Securities and Exchange Commission's rules and forms based on their evaluation of the effectiveness of the design and operation of such controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST


By: /s/ Stephen Coyle
    -------------------------------------
    Name:    Stephen Coyle
    Title:   Chief Executive Officer

Date:    November 28, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.


/s/ Stephen Coyle
-----------------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 28, 2007


/s/ Erica Khatchadourian
-----------------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 27, 2007